Average Annual Total Returns	0 Months Ended
Aug. 29, 2011
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	11.93%
Lifetime	0.42%
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	11.71%
Lifetime	0.05%
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	7.75%
Lifetime	0.29%
(Delaware Large Cap Core Fund - Institutional) | (Delaware Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	15.06%
Lifetime	1.32%
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	5.45%
Lifetime	(0.94%)
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A | return after taxes on distributions
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	5.24%
Lifetime	(1.31%)
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	3.54%
Lifetime	(0.87%)
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class C
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year
Lifetime
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | Class R
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year
Lifetime
(Delaware Large Cap Core Fund - Retail) | (Delaware Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Label	Lifetime (8/31/06 to 12/31/10)
1 year	15.06%
Lifetime	1.32%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class
Average Annual Return:
1 year	26.58%
5 years	4.41%
10 years	1.05%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 year	26.58%
5 years	4.41%
10 years	1.05%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	17.28%
5 years	3.80%
10 years	0.89%
(Delaware Select Growth Fund - Institutional) | (Delaware Select Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 year	17.64%
5 years	3.88%
10 years	0.30%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A
Average Annual Return:
1 year	18.99%
5 years	2.92%
10 years	0.20%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 year	18.99%
5 years	2.92%
10 years	0.20%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	12.34%
5 years	2.50%
10 years	0.17%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class B
Average Annual Return:
1 year	21.32%
5 years	2.97%
10 years	0.19%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class C
Average Annual Return:
1 year	24.28%
5 years	3.37%
10 years	0.04%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/10)
1 year	25.94%
5 years	3.89%
Lifetime	7.38%
(Delaware Select Growth Fund - Retail) | (Delaware Select Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 year	17.64%
5 years	3.88%
10 years	0.30%